Retirement Plans (Details) (USD $)	12 Months Ended
	Dec. 02, 2012 item	Nov. 27, 2011	Nov. 28, 2010
Retirement Plans
Profit sharing expenses	$ 6,600,000	$ 4,500,000	$ 4,500,000
Retirement plans
Number of active plants at which a defined benefit pension plan for current and former hourly employees is provided	4
Number of previously closed U.S. facilities at which a defined benefit pension plan for current and former hourly employees was provided	8
Components of net periodic pension cost for employees
Service cost	942,000	788,000	1,258,000
Interest cost	1,537,000	1,454,000	1,713,000
Expected return on assets	(1,588,000)	(1,447,000)	(1,246,000)
Amortization of unrecognized net loss	821,000	524,000	498,000
Amortization of unrecognized prior service cost	151,000	167,000	226,000
Net periodic pension cost	1,863,000	1,486,000	2,449,000
Other changes in plan assets and benefit obligations recognized in accumulated other comprehensive income
Net loss	6,102,000	5,585,000	1,179,000
Amortization of prior service cost	(151,000)	(167,000)	(169,000)
Amortization of net loss	(821,000)	(524,000)	(498,000)
Total recognized in other comprehensive income	5,130,000	4,894,000	512,000
Assumptions, calculated on a weighted-average basis, were used to determine pension costs
Settlement (discount) rate (as a percent)	4.72%	5.48%	5.70%
Expected long term return on plan assets (as a percent)	7.38%	7.85%	7.85%
Weighted average rate of increase in future compensation levels (as a percent)	0.00%	0.00%	0.00%
Change in Benefit Obligation:
Projected benefit obligation at beginning of year	32,525,000	26,580,000
Service cost	942,000	788,000	1,258,000
Interest cost	1,537,000	1,454,000	1,713,000
Plan changes		127,000
Actuarial losses	6,869,000	4,687,000
Benefits paid	(703,000)	(705,000)
Expenses paid	(334,000)	(302,000)
Foreign currency exchange rate changes	176,000	(104,000)
Projected benefit obligation at end of year	41,012,000	32,525,000	26,580,000
Change in Plan Assets:
Fair value of plan assets at beginning of year	21,161,000	17,905,000
Actual return on assets	2,354,000	551,000
Employer contribution	1,890,000	3,787,000
Benefits paid	(703,000)	(705,000)
Expenses paid	(334,000)	(302,000)
Foreign currency exchange rate changes	140,000	(75,000)
Fair value of plan assets at end of year	24,508,000	21,161,000	17,905,000
Funded status	(16,504,000)	(11,364,000)
Amounts Recognized in the Consolidated Balance Sheets:
Noncurrent portion of benefit liability	(16,504,000)	(11,364,000)
Accumulated other comprehensive income	22,281,000	17,060,000
Net amount recognized as of fiscal year end	5,777,000	5,696,000
Accumulated Benefit Obligation and Fair Value of Assets:
Accumulated benefit obligation	(41,012,000)	(32,525,000)
Projected benefit obligation	(41,012,000)	(32,525,000)	(26,580,000)
Fair value of assets	24,508,000	21,161,000	17,905,000
Unfunded projected benefit obligation	(16,504,000)	(11,364,000)
Amounts Recognized in Accumulated Other Comprehensive Income:
Net loss	21,033,000	15,687,000
Prior service credit	1,248,000	1,373,000
Net amount recognized as of fiscal year end	22,281,000	17,060,000
Assumptions, calculated on a weighted-average basis, were used to determine benefit obligations
Settlement (discount) rate (as a percent)	4.00%	4.72%	5.48%
Expected long term return on plan assets (as a percent)	6.93%	7.85%	7.85%
Weighted average rate of increase in future compensation levels (as a percent)	0.00%	0.00%	0.00%
Amounts in accumulated other comprehensive income/(loss) that are expected to be recognized as components of net income during the next year
Amortization of net loss	1,089,000
Amortization of prior service cost	145,000
Continuing operations
Components of net periodic pension cost for employees
Net periodic pension cost	1,863,000	1,486,000	1,943,000
Discontinued operations
Components of net periodic pension cost for employees
Net periodic pension cost			$ (506,000)
Sealy Canada, Ltd.
Retirement plans
Ownership interest (as a percent)	100.00%
Number of facilities, employees working at are covered by defined benefit pension plan	1
United states retirement plan
Assumptions, calculated on a weighted-average basis, were used to determine pension costs
Settlement (discount) rate (as a percent)	4.75%
Assumptions, calculated on a weighted-average basis, were used to determine benefit obligations
Settlement (discount) rate (as a percent)	4.00%
Canadian retirement plan
Assumptions, calculated on a weighted-average basis, were used to determine pension costs
Settlement (discount) rate (as a percent)	4.45%
Assumptions, calculated on a weighted-average basis, were used to determine benefit obligations
Settlement (discount) rate (as a percent)	4.00%